Retirement plans - Expense recognized in income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net defined benefit pension plan expense:
Current service cost	$ 1,879	$ 1,677
Past service cost	812	0
Net interest cost	720	715
Cost of settlement	0	0
Net defined benefit pension plan expense	$ 3,411	$ 2,392